Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and equivalents	$ 1,500,148	$ 820,570
Accounts receivable, net	2,131,371	1,917,732
Deposits, prepayments and other receivables, net	6,358,344	4,545,591
Total current assets	9,991,662	7,291,147
NON-CURRENT ASSETS
Plant and equipment, net	19,609	27,123
Intangible assets, net	37,333	57,865
Deposit paid for acquisition of intangible assets		115,601
Right-of-use assets, net	34,143	100,589
Total non-current assets	91,085	301,178
TOTAL ASSETS	10,082,747	7,592,325
CURRENT LIABILITIES
Bank loans - current	1,587,680	1,628,048
Other borrowings - current	432,241
Accounts payable	1,837,795	1,036,790
Receipt in advance	139,341	59,069
Lease liabilities	34,143	66,604
Accruals and other payables	264,532	779,840
Total current liabilities	5,681,608	5,306,515
NON-CURRENT LIABILITIES
Other borrowings – non-current	208,116	632,737
Lease liabilities – non-current		33,985
Total non-current liabilities	208,116	666,722
TOTAL LIABILITIES	5,889,724	5,973,237
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, value		20
Additional paid in capital	17,075,568	16,213,997
Accumulated other comprehensive income	277,912	18,781
Accumulated deficit	(21,208,152)	(14,613,710)
Total shareholders’ equity	4,193,023	1,619,088
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,082,747	7,592,325
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Related Party [Member]
CURRENT ASSETS
Due from related parties	1,799	7,254
CURRENT LIABILITIES
Due to related parties	90,589	504,837
Loan – related parties	$ 1,295,287	$ 1,231,327